Income Taxes	12 Months Ended
Jul. 31, 2021
Income taxes paid (refund) [abstract]
Income Taxes
37. Income Taxes

Income tax expense recognized in comprehensive loss consists of the following components:

	July 31, 2021	July 31, 2020
Current tax for the year	$22	$-
Adjustments of previous years	-	-
Total	$22	$-

Components of deferred income tax expense (recovery):

	July 31, 2021	July 31, 2020
Origination and reversal of temporary differences	$(14,659)	$(98,141)
Difference between statutory tax rate and deferred tax rate	(249)	2,555
Change in temporary difference for which no deferred tax assets are recorded	14,489	89,563
Deferred income tax (recovery)	$(419)	$(6,023)

The Company's expected tax rate is different from the combined federal and provincial income tax rate in Canada. These differences result from the following elements:

	July 31, 2021	July 31, 2020
Expected tax rate	26.50%	26.54%
Earnings before income taxes	$(115,159)	$(552,512)

Expected tax benefit resulting from loss	(30,517)	(146,637)

Adjustments for the following items:
Tax rate differences	(652)	2,555
Permanent differences	8,696	48,965
Change in temporary differences for which no tax assets are recorded	22,148	89,094
True up and other	(72)	-
	$(397)	$(6,023)

The following is a reconciliation of the deferred tax assets and liabilities recognized by the Company:

	Opening	Recognize	Business	Recognized in	Ending
	August 1, 2020	in income	Combination	equity	July 31, 2021
	$	$	$	$	$
Taxable temporary differences	10,415	(14,701)	(310)	(421)	(5,017)
Biological assets	(1,330)	724	-	-	(606)
Inventory	(5,088)	1,514	(7,276)	-	(10,850)
Loss carryforward	-	14,028	14,665	-	28,693
Financing costs	-	(2,738)	2,738	-	-
Intangible assets	(3,997)	1,592	(9,951)	-	(12,356)
Net deferred tax asset (liability)	-	419	(134)	(421)	(136)

	Opening	Recognized in	Recognized in	Ending
	August 1, 2019	income	equity	July 31, 2020
	$	$	$	$
Taxable temporary differences	6,858	3,557	-	10,415
Biological assets	(1,514)	184	-	(1,330)
Inventory	(2,920)	(2,168)	-	(5,088)
Loss carryforward	23,369	(23,369)	-	-
Financing costs	721	(721)	-	-
Intangible assets	(32,537)	28,540	-	(3,997)
Net deferred tax asset (liability)	(6,023)	6,023	-	-

Deferred income taxes reflect the impact of loss carryforwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. At July 31, 2021 deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	July 31, 2021	July 31, 2020
	$	$
Deductible temporary differences	11,556	8,328
Taxable temporary differences	26,444	8,412
Investments	17,030	14,890
Losses carried forward	278,115	255,635
Research and development expenditures	1,817	669
Fixed Assets, intangibles and other assets	114,384	52,852
Financing costs	40,401	22,599
	489,747	363,385

The Company has approximated non-capital losses available to reduce future years' federal and provincial taxable income which expires as follows:

$
2022	219
2023	281
2024	164
2025	748
2026	632
2027	104
2028	2,092
2029	1,350
2030	75
2031	2,867
2032	3,018
2033	4,030
2034	1,772
2035	2,413
2036	12,889
2037	37,244
2038	64,821
2039	57,938
2040	157,595
2041	24,764
Indefinite	1,179
376,195